DEPOSITS AND OBLIGATIONS (Tables)	12 Months Ended
Dec. 31, 2020
DEPOSITS AND OBLIGATIONS
Schedule of detailed information of deposits and obligations

a)   This item consists of the following:

	2020	2019
	S/(000)	S/(000)

Demand deposits	54,530,355	34,213,188
Saving deposits	50,069,129	35,179,770
Time deposits	28,121,094	32,853,576
Severance indemnity deposits	7,736,747	7,897,199
Bank’s negotiable certificates	1,202,996	1,180,461
Total	141,660,321	111,324,194
Interest payable	705,181	681,191
Total	142,365,502	112,005,385

Schedule of detailed information of non-interest bearing and interest-bearing deposits and obligations

b)   The amounts of non-interest-bearing and interest-bearing deposits and obligations are presented below:

	2020	2019
	S/(000)	S/(000)

Non-interest-bearing -
In Peru	44,037,934	25,641,446
In other countries	3,585,185	2,674,724
	47,623,119	28,316,170

Interest-bearing -
In Peru	82,907,313	74,413,962
In other countries	11,129,889	8,594,062
	94,037,202	83,008,024

Total	141,660,321	111,324,194

Schedule of detailed information of balances of time deposits by maturity

c)   The balance of time deposits classified by maturity is as follows:

	2020	2019
	S/(000)	S/(000)

Up to 3 months	13,750,133	14,674,773
From 3 months to 1 year	6,849,436	8,975,269
From 1 to 3 years	4,143,040	6,096,891
From 3 to 5 years	473,479	819,446
More than 5 years	2,905,006	2,287,197
Total	28,121,094	32,853,576